Document and Entity Information	Dec. 19, 2025
Cover [Abstract]
Entity Registrant Name	NETFLIX INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001065280
Document Type	8-K
Document Period End Date	Dec. 19, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35727
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One	121 Albright Way
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	540-3700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	NFLX
Entity Emerging Growth Company	false